Organization, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization

Organization

United Shore Financial Services, LLC (the “Company”) was organized under the laws of the State of Michigan. The Company was incorporated on July 16, 1986, primarily doing business as United Wholesale Mortgage. The Company engages in the origination, sale and servicing of residential mortgage loans. The Company is based in Michigan but originates and services loans throughout the United States. The Company is approved as a Title II, non-supervised direct endorsement mortgagee with the United States Department of Housing and Urban Development (or “HUD”). In addition, the Company is an approved issuer with the Government National Mortgage Association (or “Ginnie Mae”), as well as an approved seller and servicer with the Federal National Mortgage Association (or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (or “Freddie Mac”).

On September 15, 2020, the Company amended and restated its operating agreement to reflect SFS Holding Corp. as the sole member of the Company with one unit authorized, issued and outstanding. Historical unit and per unit amounts have been retrospectively adjusted to give effect to this change from 80,000 units authorized, issued and outstanding to the single unit.

On September 22, 2020 the Company and Gores Holdings IV, Inc., a special purpose acquisition company sponsored by an affiliate of The Gores Group, LLC, entered into a definitive agreement with respect to a business combination. Upon completion of the proposed transaction, the Company’s current owner will retain approximately 94% ownership of the combined company which will operate under the United Wholesale Mortgage name. Class A common stock of the combined company will be listed on Nasdaq under the new ticker symbol “UWMC.” The proposed business combination is expected to close in the fourth quarter of 2020, subject to customary closing conditions, including the receipt of regulatory approvals, and approval of the stockholders of Gores Holdings IV.

Organization

United Shore Financial Services, LLC (the “Company”) was organized under the laws of the State of Michigan. The Company was incorporated on July 16, 1986, primarily doing business as United Wholesale Mortgage. The Company engages in the origination, sale and servicing of residential mortgage loans. The Company is based in Michigan but originates and services loans throughout the United States. The Company is approved as a Title II, non-supervised direct endorsement mortgagee with the United States Department of Housing and Urban Development (or “HUD”). In addition, the Company is an approved issuer with the Government National Mortgage Association (or “Ginnie Mae”), as well as an approved seller and servicer with the Federal National Mortgage Association (or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (or “Freddie Mac”).

Organization

United Shore Financial Services, LLC (the “Company”) was organized under the laws of the State of Michigan. The Company was incorporated on July 16, 1986, primarily doing business as United Wholesale Mortgage. The Company engages in the origination, sale and servicing of residential mortgage loans. The Company is based in Michigan but originates and services loans throughout the United States. The Company is approved as a Title II, non-supervised direct endorsement mortgagee with the United States Department of Housing and Urban Development (or “HUD”). In addition, the Company is an approved issuer with the Government National Mortgage Association (or “Ginnie Mae”), as well as an approved seller and servicer with the Federal National Mortgage Association (or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (or “Freddie Mac”).

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. As of September 30, 2020 and December 31, 2019, the Company had two subsidiaries both of which were special purpose entities that were formed and operate solely in connection with securitized warehouse facilities used by the Company in its operations. All significant intercompany balances and transactions have been eliminated.

These condensed consolidated financial statements do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (or “GAAP”) for a full year presentation and certain disclosures have been condensed or omitted. These interim condensed consolidated financial statements are unaudited and include, in the Company’s opinion, all adjustments necessary for a fair statement of the results for the periods indicated, which are not necessarily indicative of results which may be expected for the full year. The December 31, 2019 condensed consolidated balance sheet data was derived from audited consolidated financial statements but does not include all disclosures required by GAAP for complete financial statements. These condensed consolidated financial statements and notes should be read in conjunction with the audited consolidated financial statements and footnotes thereto as of and for the year ended December 31, 2019.

		Basis of Presentation The consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (or “GAAP”).	Basis of Presentation The consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (or “GAAP).
Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The most sensitive accounting estimates affecting the condensed consolidated financial statements are the valuations of mortgage loans at fair value, mortgage servicing rights (or “MSRs”), derivative assets and liabilities, and the determination of the representations and warranties reserve.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most sensitive accounting estimates affecting the consolidated financial statements are the valuations of mortgage loans at fair value, mortgage servicing rights (or “MSRs”), derivative assets and liabilities, and the determination of the representations and warranties reserve.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most sensitive accounting estimates affecting the consolidated financial statements are the valuations of mortgage loans at fair value, mortgage servicing rights (or “MSRs”), and derivative assets and liabilities; and the determination of the representations and warranties reserve.

Principles of Consolidation

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries both of which were special purpose entities that were formed and operate solely in connection with securitized warehouse facilities used by the Company in its operations. All significant intercompany balances and transactions have been eliminated.

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries both of which were special purpose entities that were formed and operate solely in connection with securitized warehouse facilities used by the Company in its operations. All significant intercompany balances and transactions have been eliminated.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers cash and temporary investments with original maturities of three months or less to be cash and cash equivalents. The Company typically maintains cash balances in financial institutions in excess of Federal Deposit Insurance Corporation limits. The Company evaluates the creditworthiness of these financial institutions in determining the risk associated with these balances.

Cash and Cash Equivalents

For cash flow purposes, the Company considers cash and temporary investments with original maturities of three months or less, to be cash and cash equivalents. The Company typically maintains balances in financial institutions in excess of Federal Deposit Insurance Corporation limits. The Company evaluates the creditworthiness of these financial institutions in determining the risk associated with these balances.

Cash and Cash Equivalents

For cash flow purposes, the Company considers cash and temporary investments with original maturities of three months or less, to be cash and cash equivalents. The Company typically maintains balances in financial institutions in excess of Federal Deposit Insurance Corporation limits. The Company evaluates the creditworthiness of these financial institutions in determining the risk associated with these balances.

Mortgage Loans at Fair Value and Revenue Recognition

Mortgage Loans at Fair Value and Revenue Recognition

Mortgage loans are recorded at estimated fair value. Fair value of mortgage loans is estimated using observable market information including pricing from current cash commitments from government sponsored enterprises, recent market commitment prices, or broker quotes, as if the loans were to be sold currently into the secondary market.

A majority of the gains from mortgage loan originations are recognized when the loan is originated and it is the primary revenue recognition event as the loans are recorded at fair value. Loan origination fees are recognized as income at the time the loans are funded. Interest income is accrued at the contractual rate, unless collectability is uncertain. Loan production income also includes the unrealized gains and losses associated with the changes in the fair value of mortgage loans at fair value, the realized and unrealized gains and losses from derivative assets and liabilities and the capitalization of MSRs.

Loans are considered to be sold when the Company surrenders control over the financial assets. Control is considered to have been surrendered when the transferred assets have been isolated from the Company, beyond the reach of the Company and its creditors; the purchaser obtains the right free of conditions that constrain it from taking advantage of that right to pledge or exchange the transferred assets; and the Company does not maintain effective control over the transferred assets through an agreement that entitles or obligates the Company to repurchase or redeem the transferred assets before their maturity. The Company typically considers the above criteria to have been met when transferring title to another party where no substantive repurchase rights or obligations exist.

Mortgage Loans at Fair Value and Revenue Recognition

Mortgage loans are recorded at estimated fair value. Fair value of mortgage loans is estimated using observable market information including pricing from current cash commitments from government sponsored enterprises, recent market commitment prices, or broker quotes, as if the loans were to be sold currently into the secondary market.

A majority of the gains from mortgage loan originations are recognized when the loan is originated and it is the primary revenue recognition event as the loans are recorded at fair value. Loan origination fees are recognized as income at the time the loans are funded. Interest income is accrued, at the contractual rate, unless collectability is uncertain. Loan production income also includes the unrealized gains and losses associated with the changes in the fair value of mortgage loans at fair value, the realized and unrealized gains and losses from derivative assets and liabilities and the capitalization of MSRs.

Loans are considered to be sold when the Company surrenders control over the financial assets. Control is considered to have been surrendered when the transferred assets have been isolated from the Company, beyond the reach of the Company and its creditors; the purchaser obtains the right free of conditions that constrain it from taking advantage of that right to pledge or exchange the transferred assets; and the Company does not maintain effective control over the transferred assets through an agreement that entitles or obligates the Company to repurchase or redeem the transferred assets before their maturity. The Company typically considers the above criteria to have been met when transferring title to another party where no substantive repurchase rights or obligations exist.

Mortgage Loans at Fair Value and Revenue Recognition

Mortgage loans are recorded at estimated fair value. Fair value of mortgage loans is estimated using observable market information including pricing from current cash commitments from government sponsored enterprises, recent market commitment prices, or broker quotes, as if the loans were to be sold currently into the secondary market.

Mortgage Loans at Fair Value and Revenue Recognition (Continued)

A majority of the gains from the mortgage loan originations are recognized when the loan is originated as it is the primary revenue recognition event as the loans are recorded at fair value. Loan origination fees are recognized as income at the time the loans are funded. Interest income is accrued, at the contractual rate, unless collectability is uncertain. Loan production income also includes the unrealized gains and losses associated with the changes in the fair value of mortgage loans at fair value, the realized and unrealized gains and losses from derivative assets and liabilities and the capitalization of MSRs.

Loans are considered to be sold when the Company surrenders control over the financial assets. Control is considered to have been surrendered when the transferred assets have been isolated from the Company, beyond the reach of the Company and its creditors; the purchaser obtains the right free of conditions that constrain it from taking advantage of that right to pledge or exchange the transferred assets; and the Company does not maintain effective control over the transferred assets through an agreement that entitles or obligates the Company to repurchase or redeem the transferred assets before their maturity. The Company typically considers the above criteria to have been met when transferring title to another party where no substantive repurchase rights or obligations exist.

Derivatives

Derivatives

Derivatives are recognized as assets or liabilities on the condensed consolidated balance sheets and measured at fair value with changes recorded within the condensed consolidated statements of operations in the period in which they occur. The Company enters into derivative instruments to reduce its risk exposure to fluctuations in interest rates. The Company accounts for derivative instruments as free-standing derivative instruments and does not designate any for hedge accounting.

Interest rate lock commitments (or “IRLCs”) on mortgage loans to be originated or purchased which are intended to be sold are considered to be derivatives with changes in fair value recorded in the condensed consolidated statements of operations as part of loan production income. Fair value is estimated primarily based on relative changes in interest rates for the underlying mortgages to be originated or purchased. Fair value estimates also take into account the probability that loan commitments may not be exercised by customers.

Derivatives

Derivatives are recognized as assets or liabilities on the consolidated balance sheets and measured at fair value with changes recorded within the consolidated statements of operations in the period in which they occur. The Company enters into derivative instruments to reduce its risk exposure to fluctuations in interest rates. The Company accounts for derivative instruments as free-standing derivative instruments and does not designate any for hedge accounting.

Interest rate lock commitments (or “IRLCs”) on mortgage loans to be originated or purchased which are intended to be sold are considered to be freestanding derivatives with changes in fair value recorded on the consolidated statements of operations as part of loan production income. Fair value is estimated primarily based upon relative changes in interest rates for the underlying mortgages to be originated or purchased. Fair value estimates also take into account the probability that loan commitments may not be expected to be exercised by customers.

Derivatives

Derivatives are recognized as assets or liabilities on the consolidated balance sheets and measured at fair value with changes recorded within the consolidated statements of operations in the period in which they occur. The Company enters into derivative instruments to reduce its risk exposure to fluctuations in interest rates. The Company accounts for derivative instruments as free-standing derivative instruments and does not designate any for hedge accounting.

Interest rate lock commitments (or “IRLCs”) on mortgage loans to be originated or purchased which are intended to be sold are considered to be derivatives with changes in fair value recorded on the consolidated statements of operations as part of loan production income. Fair value is estimated primarily based upon relative changes in interest rates for the underlying mortgages to be originated or purchased. Fair value estimates also take into account the probability that loan commitments may not be expected to be exercised by customers.

Loans Eligible for Repurchase from Ginnie Mae

Loans Eligible for Repurchase from Ginnie Mae

When the Company has the unilateral right to repurchase Ginnie Mae pool loans it has previously sold (generally loans that are more than 90 days past due) and the call option results in a more than trivial benefit to the Company, the previously sold assets are required to be re-recognized on the consolidated balance sheets. The recognition of previously sold loans does not impact the accounting for the previously recognized MSRs. At December 31, 2019, the Company had recorded such Ginnie Mae pools in loans at fair value totaling $21.7 million, which is recorded at fair value of $18.4 million, with a related purchase liability equal to the gross amount of the loan. The Company repurchased Ginnie Mae delinquent or defaulted mortgage loans in the amount of $10.9 million during the year ended December 31, 2019. At December 31, 2018, the Company had recorded such Ginnie Mae pools in loans at fair value totaling $20.5 million, which is recorded at fair value of $17.4 million, with a related purchase liability equal to the gross amount of the loan. The Company repurchased Ginnie Mae delinquent or defaulted mortgage loans in the amount of $5.8 million during the year ended December 31, 2018.

Loans Eligible for Repurchase from Ginnie Mae

When the Company has the unilateral right to repurchase Ginnie Mae pool loans it has previously sold (generally loans that are more than 90 days past due) and the call option results in a more than trivial benefit to the Company, the previously sold assets are required to be re-recognized on the consolidated balance sheets. The recognition of previously sold loans does not impact the accounting for the previously recognized MSRs. At December 31, 2018, the Company had recorded such Ginnie Mae pools in loans at fair value totaling $20.5 million which is recorded at fair value of $17.4 million, with a related purchase liability equal to the gross amount of the loan. The Company repurchased Ginnie Mae delinquent or defaulted mortgage loans in the amount of $5.8 million during the year ended December 31, 2018. At December 31, 2017, the Company had recorded such Ginnie Mae pools in loans at fair value totaling $12.2 million, which is recorded at fair value of $10.4 million, with a related purchase liability equal to the gross amount of the loan. The Company repurchased Ginnie Mae delinquent or defaulted mortgage loans in the amount of $1.8 million during the year ended December 31, 2017.

Loan Origination Fees and Expenses

Loan Origination Fees and Expenses

Loan origination fees represent revenue earned from loan production and are included in loan production income on the consolidated statements of operations. Loan origination fees generally represent flat, per-loan fee amounts and are recognized as revenue at the time the loans are funded. Loan origination expenses are charged to operations as incurred and are included in direct loan production costs on the consolidated statements of operations.

Loan Origination Fees and Expenses

Loan origination fees represent revenue earned from loan production and are included in loan production income on the consolidated statements of operations. Loan origination fees generally represent flat, per-loan fee amounts and are recognized as revenue at the time the loans are funded. Loan origination expenses are charged to operations as incurred and are included in direct loan productions costs on the consolidated statements of operations.

Real Estate Owned

Real Estate Owned

At the time of foreclosure, real estate owned is recorded at the lower of the Company’s cost or the asset’s fair value less costs to sell. After foreclosure, these assets are carried at the lower of their new cost basis or fair value less cost to sell. Costs incurred in maintaining the foreclosed real estate and subsequent write-downs to reflect declines in the fair value are expensed as incurred. The Company had no real estate owned at December 31, 2019 and 2018.

Real Estate Owned

At the time of foreclosure, real estate owned is recorded at the lower of the Company’s cost or the asset’s fair value less costs to sell. After foreclosure, these assets are carried at the lower of their new cost basis or fair value less cost to sell. Costs incurred in maintaining the foreclosed real estate and subsequent write-downs to reflect declines in the fair value are expensed as incurred. The Company had no real estate owned at December 31, 2018 and 2017.

Representations and Warranties Reserve

Representations and Warranties Reserve

Loans sold to investors which the Company believes met investor and agency underwriting guidelines at the time of sale may be subject to repurchase in the event of specific default by the borrower or subsequent discovery that underwriting or documentation standards were not explicitly satisfied. The Company may, upon mutual agreement, indemnify the investor against future losses on such loans or be subject to other guaranty requirements and subject to loss. The Company initially records its exposure under such guarantees at estimated fair value upon the sale of the related loan, within accounts payable and accrued expenses, as well as within loan production income, and continues to evaluate its on-going exposures in subsequent periods. The reserve is estimated based on the Company’s assessment of its contingent and non-contingent obligations, including expected losses, expected frequency, the overall potential remaining exposure, as well as an estimate for a market participant’s potential readiness to stand by to perform on such obligations.

The activity of the representations and warranties reserve was as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Balance, beginning of period	$53,296	$42,481	$46,322	$33,000
Reserve charged to operations	10,858	5,999	25,574	12,772
Losses realized, net	(1,033)	(4,118)	(8,775)	(1,410)

Balance, end of period	$63,121	$44,362	$63,121	$44,362

Representations and Warranties Reserve

Loans sold to investors which the Company believes met investor and agency underwriting guidelines at the time of sale may be subject to repurchase in the event of specific default by the borrower or subsequent discovery that underwriting or documentation standards were not explicitly satisfied. The Company may, upon mutual agreement, indemnify the investor against future losses on such loans or be subject to other guaranty requirements and subject to loss. The Company initially records its exposure under such guaranties at estimated fair value upon the sale of the related loan, within accounts payable and accrued expenses, as well as within loan production income, and continues to evaluate its on-going exposures in subsequent periods. The reserve is estimated based on the Company’s assessment of its contingent and non-contingent obligations, including expected losses, expected frequency, the overall potential remaining exposure, as well as an estimate for a market participant’s potential readiness to stand by to perform on such obligations.

The reserve is included in accounts payable and accrued expenses on the consolidated balance sheets. The reserve charged to operations is included in loan production income on the consolidated statements of operations. The activity of the representations and warranties reserve is as follows for the years ended December 31 (in thousands):

	2019	2018
Balance, beginning of year	$32,999	$31,200
Reserve charged to operations	19,153	10,327
Losses realized	(5,830)	(8,528)
Balance, end of year	$46,322	$32,999

Representations and Warranties Reserve

Loans sold to investors which the Company believes met investor and agency underwriting guidelines at the time of sale may be subject to repurchase in the event of specific default by the borrower or subsequent discovery that underwriting or documentation standards were not explicitly satisfied. The Company may, upon mutual agreement, indemnify the investor against future losses on such loans or be subject to other guaranty requirements and subject to loss. The Company initially records its exposure under such guaranties at estimated fair value upon the sale of the related loan, within accounts payable and accrued expenses, as well as within loan production income, and continues to evaluate its on-going exposures in subsequent periods. The reserve is estimated based on the Company’s assessment of its contingent and non-contingent obligations, including expected losses, expected frequency, the overall potential remaining exposure, as well as an estimate for a market participant’s potential readiness to stand by to perform on such obligations.

The reserve is included in accounts payable and accrued expenses within the consolidated balance sheets. The reserve charged to operations is included in loan production income on the consolidated statements of operations. The activity of the representations and warranties reserve is as follows for the years ended December 31 (in thousands):

	2018	2017
Balance, beginning of year	$31,200	$20,238
Reserve charged to operations	10,327	11,811
Losses realized	(8,528)	(849)

Balance, end of year	$32,999	$31,200

Interest Income

Interest Income

Interest income on mortgage loans at fair value is accrued based upon the principal amount outstanding and contractual interest rates. Income recognition is discontinued when loans become 90 days delinquent or when in management’s opinion, the collectability of principal and interest becomes doubtful and the specific loan is put on nonaccrual status.

Interest Income

Interest income on mortgage loans at fair value is accrued based upon the principal amount outstanding and contractual interest rates. Income recognition is discontinued when loans become 90 days delinquent or when in management’s opinion, the collectability of principal and interest becomes doubtful and the specific loan is put on nonaccrual status.

Risks and Uncertainties

Risks and Uncertainties

The Company encounters certain economic and regulatory risks inherent in the consumer finance business. Economic risks include interest rate risk and credit risks. The Company is subject to interest rate risk to the extent that in a rising interest rate environment, the Company may experience a decrease in loan production, as well as decreases in the value of mortgage loans at fair value and in commitments to originate loans, which may negatively impact the Company’s operations. Credit risk is the risk of default that may result from the borrowers’ inability or unwillingness to make contractually required payments during the period in which mortgage loans are being held at fair value or subsequently under any representation and warranty provisions within the Company’s sale agreements. The Company is subject to substantial regulation as it directly provides financing to consumers acquiring residential real estate.

The Company sells loans to investors without specific recourse. As such, the investors have assumed the risk of loss of default by the borrower. However, the Company is usually required by these investors to make certain standard representations and warranties relating to credit information, loan documentation and collateral. To the extent that the Company does not comply with such representations, or there are early payment defaults, the Company may be required to repurchase the loans or indemnify these investors for any losses from borrower defaults. In addition, if loans pay-off within a specified time frame, the Company may be required to refund a portion of the sales proceeds to the investors.

Risks and Uncertainties

The Company encounters certain economic and regulatory risks inherent in the consumer finance business. Economic risks include interest rate risk and credit risk. The Company is subject to interest rate risk to the extent that in a rising interest rate environment, the Company may experience a decrease in loan production, as well as decreases in the value of mortgage loans at fair value and in commitments to originate loans, which may negatively impact the Company’s operations. Credit risk is the risk of default that may result from the borrowers’ inability or unwillingness to make contractually required payments during the period in which mortgage loans are being held at fair value or subsequently under any representation and warranty provisions within the Company’s sale agreements. The Company is subject to substantial regulation as it directly provides financing to consumers acquiring residential real estate.

The Company sells loans to investors without specific recourse. As such, the investors have assumed the risk of loss or default by the borrower. However, the Company is usually required by these investors to make certain standard representations and warranties relating to credit information, loan documentation and collateral. To the extent that the Company does not comply with such representations, or there are early payment defaults, the Company may be required to repurchase the loans or indemnify these investors for any losses from borrower defaults. In addition, if loans pay-off within a specified time frame, the Company may be required to refund a portion of the sales proceeds to the investors.

The Company’s business requires substantial cash to support its operating activities. As a result, the Company is dependent on its warehouse lines of credit, and other lending facilities to finance its continued operations. If the Company’s principal lenders decided to terminate or not to renew any of these credit facilities with the Company, the loss of borrowing capacity could have a material adverse impact on the Company’s consolidated financial statements unless the Company timely found suitable alternate financing sources. Similarly, the Company sells a majority of its loans using government sponsored agencies and their respective programs. Any curtailment of the Company’s access to sell loans using these programs could have a material adverse impact on the Company’s consolidated financial statements, unless the Company found suitable loan sales alternatives.

Risks and Uncertainties

The Company encounters certain economic and regulatory risks inherent in the consumer finance business. Economic risks include interest rate risk and credit risk. The Company is subject to interest rate risk to the extent that in a rising interest rate environment, the Company may experience a decrease in loan production, as well as decreases in the value of mortgage loans at fair value and in commitments to originate loans, which may negatively impact the Company’s operations. Credit risk is the risk of default that may result from the borrowers’ inability or unwillingness to make contractually required payments during the period in which mortgage loans are being held at fair value or subsequently under any representation and warranty provisions within the Company’s sale agreements. The Company is subject to substantial regulation as it directly provides financing to consumers acquiring residential real estate.

The Company sells loans to investors without specific recourse. As such, the investors have assumed the risk of loss or default by the borrower. However, the Company is usually required by these investors to make certain standard representations and warranties relating to credit information, loan documentation and collateral. To the extent that the Company does not comply with such representations, or there are early payment defaults, the Company may be required to repurchase the loans or indemnify these investors for any losses from borrower defaults. In addition, if loans pay-off within a specified time frame, the Company may be required to refund a portion of the sales proceeds to the investors.

The Company’s business requires substantial cash to support its operating activities. As a result, the Company is dependent on its warehouse lines of credit, and other lending facilities to finance its continued operations. If the Company’s principal lenders decided to terminate or not to renew any of these credit facilities with the Company, the loss of borrowing capacity could have a material adverse impact on the Company’s consolidated financial statements unless the Company found suitable alternate financing sources. Similarly, the Company sells a majority of its loans using government sponsored agencies and their respective programs. Any curtailment of the Company’s access to sell loans using these programs could have a material adverse impact on the Company’s consolidated financial statements, unless the Company found suitable loan sales alternatives.

Escrow and Fiduciary Funds

Escrow and Fiduciary Funds

The Company maintains segregated bank accounts in trust for investors and escrow balances for mortgagors. The balances of these accounts amounted to $374.3 million and $197.4 million at December 31, 2019 and 2018, respectively, and are excluded from the consolidated balance sheets.

Escrow and Fiduciary Funds

The Company maintains segregated bank accounts in trust for investors and escrow balances for mortgagors. The balances of these accounts amounted to $197.4 million and $199.9 million at December 31, 2018 and 2017, respectively, and are excluded from the consolidated balance sheets.

Loan Servicing Income

Loan Servicing Income

Loan servicing income represents revenue earned for servicing loans for various investors. The loan servicing income is based on a contractual percentage of the outstanding principal balance and is recognized into revenue as the related mortgage payments are received by the Company’s subservicer. Loan servicing expenses are charged to operations as incurred.

Loan Servicing Income

Loan servicing income represents revenue earned for servicing loans for various investors. The loan servicing income is based on a contractual percentage of the outstanding principal balance and is recognized into revenue as the related mortgage payments are received by the Company’s subservicer. Loan servicing expenses are charged to operations as incurred.

Reclassifications	Reclassifications Certain reclassifications have been made to prior year balances to conform to the current year financial statement presentation
Advertising and Marketing

Advertising and Marketing

Advertising and marketing is expensed as incurred and amounted to $5.6 million and $3.8 million for the years ended December 31, 2019 and 2018, respectively, and is included in marketing, travel, and entertainment expenses on the consolidated statements of operations.

Advertising and Marketing

Advertising and marketing is expensed as incurred and amounted to $3.8 million and $3.4 million for the years ended December 31, 2018 and 2017, respectively, and is included in marketing, travel, and entertainment expenses on the consolidated statements of operations.

Servicing Advances

Servicing Advances

Servicing advances represent advances on behalf of customers and investors to cover delinquent balances for property taxes, insurance premiums and other out-of-pocket costs. Advances are made in accordance with the servicing agreements and are recoverable upon liquidation. The Company periodically evaluates the advances for collectability and amounts are written-off when they are deemed uncollectible. Management has determined that certain amounts are not fully collectible and has recorded an allowance of approximately $125 thousand and $22 thousand at December 31, 2019 and 2018, respectively. Servicing advances are included in accounts receivable, net on the consolidated balance sheets.

Servicing Advances

Servicing advances represent advances on behalf of customers and investors to cover delinquent balances for property taxes, insurance premiums and other out-of-pocket costs. Advances are made in accordance with the servicing agreements and are recoverable upon liquidation. The Company periodically evaluates the advances for collectability and amounts are written-off when they are deemed uncollectible. Management has determined that certain amounts are not fully collectible and has recorded an allowance at December 31, 2018 of approximately $22 thousand. No allowance was recorded at December 31, 2017. Servicing advances are included in accounts receivable, net on the consolidated balance sheets.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting which provides practical expedients to address existing guidance on contract modifications due to the expected market transition from the London Inter-bank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate. The ASU was effective upon issuance on a prospective basis beginning January 1, 2020 and may be elected over time as reference rate activities occur. The Company will evaluate debt and other contracts that are modified in the future to ensure they are eligible for modification relief and apply the practical expedients as needed.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as amended, which amends the guidance for recognizing credit losses on financial instruments measured at amortized cost including receivables. The ASU requires measurement and recognition of expected versus incurred credit losses using a lifetime credit loss measurement approach. Substantially all of the Company’s financial assets are measured at fair value and are therefore not subject to the guidance; however, the Company determined that receivables and Ginnie Mae early buyout loans are within the scope of the ASU. Ginnie Mae early buyout loans are insured by the Federal Housing Administration (or “FHA”) or guaranteed by the Department of Veterans Affairs (or “VA”) which limits the Company’s exposure to potential credit-related losses to an immaterial amount. Further, the estimated credit-related losses of the Company’s receivables are also immaterial due to the short-term nature of the assets. Servicing advances are generally expected to be fully reimbursed under the terms of the servicing agreements. The guidance is effective January 1, 2020. The adoption did not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued an ASU that further that removes, modifies or adds certain disclosure requirements for fair value measurements. The guidance is effective January 1, 2020. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-03, Codification Improvements to Financial Instruments (or “ASU 2020-03”). ASU 2020-03 improves and clarifies various financial instruments topics to increase shareholder awareness and make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. The Company adopted ASU 2020-03 upon issuance, with no material effect on the Company’s consolidated financial position, results of operations or cash flows.

Recently Issued Accounting Pronouncements

Adoption of Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (or “ASU”) 2016-02, Leases (Topic 842), as amended, which requires recognition of right-of-use assets and lease liabilities by lessees for most leases and to provide enhanced disclosures. The Company adopted the ASU effective January 1, 2019 on a modified retrospective basis and did not restate comparative periods. The Company elected the transition relief package of practical expedients permitted under the transition guidance, which allows the Company to carryforward historical lease classification, assessments on whether a contract is or contains a lease, and initial direct costs, if any, for any lease that existed prior to adoption of the new standard. The Company also elected the practical expedient that permits the Company to account for each separate lease component of a contract and its associated non-lease components as a single lease component. The discount rate used is the Company’s incremental borrowing rate, which is the rate the Company would have to borrow on a collateralized basis over a similar term, and amount equal to the lease payments, in a similar economic environment. As a result of adopting the ASU, the Company recognized a $76.0 million right-of-use (or “ROU”) asset and an $88.0 million lease liability, as of January 1, 2019. Refer to Note K for further information.

In May 2014, the FASB issued new revenue recognition guidance that supersedes most industry-specific guidance but does exclude financial instruments. The Company adopted the guidance beginning January 1, 2018 and concluded that its revenue streams are not within the scope of the standard because the standard does not apply to revenue on contracts accounted for under the transfers and servicing of financial assets or financial instrument standards. Therefore, the revenue recognition for these contracts remained unchanged.

In January 2016, the FASB issued an ASU that amends the guidance on the classification and measurement of financial instruments. Among other things, the ASU amends certain disclosure requirements associated with the fair value of financial instruments. This Company adopted the guidance beginning January 1, 2018. The adoption did not have a significant impact on the Company’s consolidated financial statements.

Future Adoption of New Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as amended, which amends the guidance for recognizing credit losses on financial instruments measured at amortized cost including receivables. The ASU requires measurement and recognition of expected versus incurred credit losses using a lifetime credit loss measurement approach. Significantly all of the Company’s financial assets are measured at fair value and are therefore not subject to the guidance; however, the Company determined that receivables and Ginnie Mae early buyout loans are within the scope of the ASU. Ginnie Mae early buyout loans are insured by the Federal Housing Administration (or “FHA”) or guaranteed by the Department of Veterans Affairs (or “VA”) which limits the Company’s exposure to potential credit-related losses to an immaterial amount. Further, the estimated credit-related losses of the Company’s receivables are also immaterial due to the short-term nature of the assets. Servicing advances are generally expected to be fully reimbursed under the terms of the servicing agreements. The guidance is effective January 1, 2020. The adoption will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued an ASU that further removes, modifies or adds certain disclosure requirements for fair value measurements. The guidance is effective January 1, 2020. The adoption will not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements

Adoption of Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (or “FASB”) issued Accounting Standards Update (or “ASU”) 2016-02, Leases (Topic 842), as amended, which requires recognition of right-of-use assets and lease liabilities by lessees for most leases and to provide enhanced disclosures. The Company adopted the ASU effective January 1, 2019 on a modified retrospective basis and did not restate comparative periods. The Company elected the transition relief package of practical expedients permitted under the transition guidance, which allows the Company to carryforward historical lease classification, assessments on whether a contract is or contains a lease, and initial direct costs, if any, for any lease that existed prior to adoption of the new standard. The Company also elected the practical expedient that permits the Company to account for each separate lease component of a contract and its associated non-lease components as a single lease component. The discount rate used is the Company’s incremental borrowing rate which is the rate the Company would have to borrow on a collateralized basis over a similar term and amount equal to the lease payments, in a similar economic environment. As a result of adopting this ASU, the Company recognized a $76.0 million right-of-use (or “ROU”) asset and an $88.0 million lease liability, as of January 1, 2019. Refer to Note J for further information.

In May 2014, the FASB issued new revenue recognition guidance that supersedes most industry-specific guidance but does exclude financial instruments. The Company adopted the guidance beginning January 1, 2018 and concluded that its revenue streams are not within the scope of the standard because the standard does not apply to revenue on contracts accounted for under the transfers and servicing of financial assets or financial instrument standards. Therefore, the revenue recognition for these contracts remained unchanged.

In January 2016, the FASB issued an ASU that amends the guidance on the classification and measurement of financial instruments. Among other things, the ASU amends certain disclosure requirements associated with the fair value of financial instruments. This Company adopted the guidance beginning January 1, 2018. The adoption did not have a significant impact on the Company’s consolidated financial statements.

Future Adoption of New Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as amended, which amends the guidance for recognizing credit losses on financial instruments measured at amortized cost including receivables. The ASU requires measurement and recognition of expected versus incurred credit losses using a lifetime credit loss measurement approach. Significantly all of the Company’s financial assets are measured at fair value and are therefore not subject to the guidance; however, the Company determined that receivables and Ginnie Mae early buyout loans are within the scope of the ASU. Ginnie Mae early buyout loans are insured by the Federal Housing Administration (or “FHA”) or guaranteed by the Department of Veterans Affairs (or “VA”) which limits the Company’s exposure to potential credit-related losses to an immaterial amount. Further, the estimated credit-related losses of the Company’s receivables are also immaterial due to the short-term nature of the assets. Servicing advances are generally expected to be fully reimbursed under the terms of the servicing agreements. The guidance is effective January 1, 2020. The adoption will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued an ASU that further removes, modifies or adds certain disclosure requirements for fair value measurements. The guidance is effective January 1, 2020. The adoption will not have a material impact on the Company’s consolidated financial statements.

Income Taxes

Income Taxes

The Company has elected to be taxed as a partnership for income tax purposes. Accordingly, taxable income or loss of the Company is reported on the income tax returns of the member and no provision for federal income taxes has been recorded in the accompanying consolidated financial statements. The Company is subject to certain state income taxes which are included on the consolidated statements of operations.

Income Taxes

The Company has elected to be taxed as a partnership for income tax purposes. Accordingly, taxable income or loss of the Company is reported on the income tax returns of the member and no provision for federal income taxes has been recorded in the accompanying consolidated financial statements. The Company is subject to certain state income taxes which are included on the consolidated statements of operations.

Premises and Equipment, Net

Premises and Equipment, Net

Premises and equipment is recorded at cost and depreciated or amortized using the straight line method over the estimated useful lives of the assets. The following is a summary of premises and equipment, net at December 31 (in thousands):

	Useful lives (years)		2019	2018
Furniture and equipment	3 - 10		$17,976	$12,867
Computer software	1 - 3		1,480	1,185
Leasehold improvements	(a	)	50,633	39,262
Accumulated depreciation and amortization			(14,139)	(4,734)

Premises and equipment, net			$55,950	$48,580

(a)	Amortized over the shorter of the related lease term or the estimated useful life of the assets.

Premises and Equipment, Net

Premises and equipment is recorded at cost and depreciated using the straight line method over the estimated useful lives of the assets. The following is a summary of premises and equipment at December 31 (in thousands):

	Useful lives (years)		2018	2017
Furniture and equipment	3 -10		$12,867	$9,195
Computer software	1-3		1,185	3,351
Leasehold improvements	(a	)	39,262	11,615
Accumulated depreciation and amortization			(4,734)	(23,398)

Premises and equipment, net			$48,580	$763

(a)	Amortized over the shorter of the related lease term or the estimated useful life of the assets.

Basic Earnings Per Unit		Basic Earnings Per Unit The Company calculates basic earnings per unit using a single unit, which is the capital structure of the Company.	Basic Earnings Per Unit The Company calculates basic earnings per unit using a single unit, which is the capital structure of the Company.
Operating Segments

Operating Segments

The Company operates as one segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (or “CODM”), which is the Company’s chief executive officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information on a consolidated basis.

Operating Segments

The Company operates as one segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (or “CODM”), which is the Company’s chief executive officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information on a consolidated basis.

Contingencies

Contingencies

The Company evaluates contingencies based on information currently available and establishes an accrual for those matters when a loss contingency is considered probable and the related amount is reasonably estimable. For matters where a loss is believed to be reasonably possible but not probable, no accrual is established by the nature of the loss contingency and an estimate of the reasonably possible range of loss in excess of amount accrued, when such estimate can be made, is disclosed. In deriving an estimate, the Company is required to make assumptions about matters that are, by their nature, highly uncertain. The assessment of loss contingencies involves the use of critical estimates, assumptions and judgments. It is not possible to predict or determine the outcome of all loss contingences. Accruals are periodically reviewed and may be adjusted as circumstances change.

Contingencies

The Company evaluates contingencies based on information currently available and establishes accrual for those matters when a loss contingency is considered probable and the related amount is reasonably estimable. For matters where a loss is believed to be reasonably possible but not probable, no accrual is established by the nature of the loss contingency and an estimate of the reasonably possible range of loss in excess of amount accrued, when such estimate can be made, is disclosed. In deriving an estimate, the Company is required to make assumptions about matters that are, by their nature, highly uncertain. The assessment of loss contingencies involves the use of critical estimates, assumptions and judgments. It is not possible to predict or determine the outcome of all loss contingences. Accruals are periodically reviewed and may be adjusted as circumstances change.

Mortgage Servicing Rights
Mortgage Loans at Fair Value and Revenue Recognition

Mortgage Servicing Rights and Revenue Recognition—Sale of MSRs

MSRs are initially recorded at estimated fair value. To determine the fair value of the servicing right created, the Company uses third party estimates of fair value at the time of origination. Subsequent fair value is estimated using a third party broker based upon a valuation model that calculates the estimated present value of future cash flows. The valuation model incorporates assumptions that we believe market participants would use in acquiring the MSRs including market estimates of the estimated market prepayment speeds, discount rate, cost to service, float value, ancillary income, inflation, and delinquency and default rates.

MSRs are amortized in proportion to the estimated future net servicing revenue. MSRs are periodically evaluated for impairment. For this purpose, the Company stratifies its MSRs based on interest rate.

Changes in the estimates used to value MSRs could materially change the estimated fair value and any valuation allowances required. Management records a valuation allowance when the fair value of the mortgage servicing asset strata is less than its amortized book value. Valuation allowances are recorded as a temporary impairment to the affected strata effectively reducing recorded MSRs and incurring a charge to operations. Valuation allowance recoveries are recorded in subsequent periods of occurrence. When a mortgage loan prepays, the Company permanently reduces the associated MSR in the period with a charge to operations.

Sales of MSRs are recognized when the risks and rewards of ownership have been transferred to a buyer, and a substantive down payment received. Also, any risks retained by the Company are to be reasonably quantifiable to be eligible for sale.

Mortgage Servicing Rights and Revenue Recognition—Sale of MSRs

MSRs are initially recorded at estimated fair value. To determine the fair value of the servicing right created, the Company uses third party estimates of fair value at the time of origination. Subsequent fair value is estimated using a third party broker based upon a valuation model that calculates the estimated present value of future cash flows. The valuation model incorporates assumptions that we believe market participants would use in acquiring the MSRs including market estimates of the estimated market prepayment speeds, discount rate, cost to service, float value, ancillary income, inflation, and delinquency and default rates.

MSRs are amortized in proportion to the estimated future net servicing revenue. MSRs are periodically evaluated for impairment. For this purpose, the Company stratifies its MSRs based on interest rate. Changes in the estimates used to value MSRs could materially change the estimated fair value and any valuation allowances required. Management records a valuation allowance when the fair value of the mortgage servicing asset strata is less than its amortized book value. Valuation allowances are recorded as a temporary impairment to the affected strata effectively reducing recorded MSRs and incurring a charge to operations. Valuation allowance recoveries are recorded in subsequent periods of occurrence. When a mortgage loan prepays, the Company permanently reduces the associated MSR in the period with a charge to operations.

Sales of MSRs are recognized when the risks and rewards of ownership have been transferred to a buyer, and a substantive down payment received. Also, any risks retained by the Company are to be reasonably quantifiable to be eligible for sale.

Mortgage Servicing Rights and Revenue Recognition

Mortgage Servicing Rights and Revenue Recognition—Sale of MSRs

MSRs are initially recorded at estimated fair value. To determine the fair value of the servicing right created, the Company uses third party estimates of fair value at the time of origination. Subsequent fair value (measured for subsequent impairment purposes) is estimated using a third party broker based upon a valuation model that calculates the estimated present value of future cash flows. The valuation model incorporates market assumptions of the estimated market prepayment speeds, discount rate, cost to service, float value, ancillary income, inflation, and delinquency and default rates.

MSRs are amortized in proportion to the estimated future net servicing revenue. MSRs are periodically evaluated for impairment. For this purpose, the Company stratifies its MSRs based on interest rate. Changes in the estimates used to value MSRs could materially change the estimated fair value and any valuation allowances required. Management records a valuation allowance when the fair value of the mortgage servicing asset strata is less than its amortized book value. Valuation allowances are recorded as a temporary impairment to the affected strata effectively reducing recorded MSRs and incurring a charge to operations. Valuation recoveries are recorded in subsequent periods of occurrence. When a mortgage prepays, the Company permanently reduces the associated MSR in the period with a charge to operations.

Sales of MSRs are recognized when the risks and rewards of ownership have been transferred to a buyer, and a substantive down payment received. Also, any risks retained by the Company are to be reasonably quantifiable to be eligible for sale accounting.